Net Income (loss) per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income Loss Per Share Details
Comprehensive income (loss) for the year	$ (8,970,398)	$ (9,099,562)	$ 10,540,228
Weighted average number of common shares outstanding Basic	54,523,113	53,526,155	47,782,647
Weighted average number of common shares outstanding Additional shares related to assumed exercise of Stock options under treasury stock method			1,258,736
Weighted average number of common shares outstanding Fully diluted	54,523,113	53,526,155	49,041,383
Net Income (loss) per share - Basic	$ (0.16)	$ (0.17)	$ 0.22
Net Income (loss) per share - Diluted	$ (0.16)	$ (0.17)	$ (0.04)